Derivative Instruments - Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	$ (86,112)	$ (95,923)	$ (104,999)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	1,248	9,435	0
Derivative Liabilities, at Fair Value, Net	(84,864)	$ (86,488)	$ (104,999)
Liquefaction Supply Derivatives [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(383)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0
Derivative Liabilities, at Fair Value, Net	$ (383)